PREPAYMENTS AND OTHER CURRENT ASSETS, NET (Details) ¥ in Thousands	1 Months Ended
	Mar. 31, 2024 USD ($) item	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Prepayments and other current assets
Employee advances		¥ 620	$ 85,000	¥ 401
Input VAT recoverable		3,767	516,000	4,121
Prepayments and deposits		18,327	2,511,000	22,222
Other receivables, net of allowance for doubtful accounts of RMB 40,426 (in thousands) and RMB 39,577 (in thousands), as of December 31, 2023 and 2024, respectively		600	82,000	600
Total		26,047	3,568,000	28,911
Other receivables, allowance for doubtful accounts | ¥		39,577		40,426
Employee
Prepayments and other current assets
Other receivables, net of allowance for doubtful accounts of RMB 40,426 (in thousands) and RMB 39,577 (in thousands), as of December 31, 2023 and 2024, respectively		3,333	456,000	¥ 2,167
SMI CS PTE LTD
Prepayments and other current assets
Other receivables, net of allowance for doubtful accounts of RMB 40,426 (in thousands) and RMB 39,577 (in thousands), as of December 31, 2023 and 2024, respectively		¥ 1,400	$ 200,000
Crypto asset, number of units sold | item	200
Crypto asset, sale value of units	$ 200,000
Cash consideration received from disposal of crypto asset	20,000
Value of shares received as a consideration from disposal of crypto asset	$ 180,000